Advance from Customers and Contract Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Advance from Customers and Contract Liabilities [Line Items]
Advance from customers	$ 16,026	$ 5,598	$ 6,953	$ 7,409	$ 69,722
Advance Payment Of Government Compensation For Expropriation	14,812
Nam Tai Longxi
Advance from Customers and Contract Liabilities [Line Items]
Value Added Tax Receivable	462	59	1,232	2,001
Nam Tai Inno Park
Advance from Customers and Contract Liabilities [Line Items]
Advance from customers	525	5,293	5,522	5,124	69,508
Nam Tai Inno Valley, Tang Xi, Shanghai and Wuxi
Advance from Customers and Contract Liabilities [Line Items]
Advance from customers	$ 227	$ 246	$ 199	$ 284	$ 214